OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of non-current assets according to location	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of non-current assets according to location	0.00%	74.00%	80.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of non-current assets according to location	100.00%	26.00%	20.00%